ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2017	Jun. 30, 2016	Mar. 11, 2016	Jun. 30, 2014	Nov. 30, 2011
JingAo Solar Co., Ltd. ("JA Hebei")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Development Co., Ltd. ("JA BVI")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar USA Inc. ("JA USA")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Hong Kong Limited ("JA Hong Kong")
Organizational and principal activities
Percentage of Ownership		100.00%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Yangzhou PV Technology Co., Ltd. ("JA Yangzhou PV")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar GmbH ("JA GmbH")
Organizational and principal activities
Percentage of Ownership		100.00%
Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong")
Organizational and principal activities
Percentage of Ownership		100.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D")
Organizational and principal activities
Percentage of Ownership		100.00%
JA (Hefei) Renewable Energy Co., Ltd. ("JA Hefei Renewable Energy")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Hefei Technology
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Investment China Co., Ltd ("JA Investment")
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age Holdings Limited ("Silver Age")
Organizational and principal activities
Percentage of Ownership		100.00%
Full Shine Holdings Limited ("Full Shine")
Organizational and principal activities
Percentage of Ownership		100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Japan Limited ("JA Japan")
Organizational and principal activities
Percentage of Ownership		100.00%
Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Investment (Hong Kong) Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Australia PTY Limited ("JA Australia")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Technology Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Shexian) Co,. Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Aiyouen Power Electric (Yinchuan) Co,. Ltd.
Organizational and principal activities
Percentage of Ownership		65.00%
Beijing JA Solar PV Technology Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Huanghua) Co,. Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar South Africa (PTY) Limited
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Yanchi) Co,. Ltd. ("JA Yanchi")
Organizational and principal activities
Percentage of Ownership		100.00%
JA New Energy Development (Hebei) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar New Energy Electric (Chifeng) Co., Ltd. ("JA Chifeng")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Wulanchabu) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Malaysia Sdn. Bhd. ("JA Malaysia")
Organizational and principal activities
Percentage of Ownership		100.00%
Jingneng New Energy Development (Renxian) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Jingneng New Energy Development (Lincheng) Co., Ltd. ("Lincheng Jingneng")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Hefei) Co., Ltd. ("JA Hefei Electric")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Jarud) Co., Ltd. ("JA Jarud")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Linzhou) Co., Ltd. ("JA Linzhou")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Technology (Karamay) Co., Ltd."
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar (Xingtai) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Hoboksar) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar PV Electric (Datong) Co., Ltd. ("JA Datong")
Organizational and principal activities
Percentage of Ownership		100.00%
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd. ("Jiuzhou Xinjiang")
Organizational and principal activities
Percentage of Ownership		100.00%
Jingneng Solar PV Electric (Daqing) Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar International Ltd ("JA International")
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar (Chaoyang) Electric Co., Ltd
Organizational and principal activities
Percentage of Ownership		100.00%
JA Solar Vietnam Company Limited ("JA Vietnam")
Organizational and principal activities
Percentage of Ownership		100.00%
Baotou JA Solar Technology Co., Ltd.
Organizational and principal activities
Percentage of Ownership		100.00%
Silver Age Holdings Limited ("Silver Age")
Organizational and principal activities
Percentage of equity interest acquired						100.00%
Full Shine Holdings Limited ("Full Shine")
Organizational and principal activities
Percentage of equity interest acquired						100.00%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. ("Solar Silicon Valley")
Organizational and principal activities
Percentage of equity interest acquired						100.00%
JA MEMC
Organizational and principal activities
Percentage of interest acquired					50.00%
Ningjin Songgong
Organizational and principal activities
Equity interest acquired (as a percent)	65.00%
Jiuzhou Yichang
Organizational and principal activities
Percentage of equity interest acquired			100.00%
Percentage of interest acquired				100.00%